UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F/A

                              FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -------
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
           --------------------------------------------------
Address:   500 Newport Center Dr., Suite 820
           --------------------------------------------------
           Newport Beach, California  92660
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10054
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     011-44-207-590-5950
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK             08/16/04
       ------------------------   ------------------------------  ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:        $245,043
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-10053                   KiCap Management (UK) LP



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

                                                                FORM 13F INFORMATION TABLE
                          TITLE OF                     VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER            OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------- -------- ---------------- --------- -------- -------- --- ---- -------- --------- --------- --------
AIRSPAN NETWORKS INC       COM       00950H102           183      35460  SH                   1              35460

AKAMAI TECHNOLOGIES INC    COM       00971T101          7201     501807  SH                   1             501807

ALAMOSA HLDGS INC          COM       011589108           812     104743  SH                   1             104743

ALVARION LTD               SHS       M0861T100           190      17310  SH                   1              17310

AMERICA MOVIL S A DE CV    SPON ADR  02364W204          1285      37865  SH                   1              37865
                           A SHS

AMERICAN TOWER CORP        CL A      029912201          1359     144712  SH                   1             144712

APPLE COMPUTER INC         COM       037833100           536      19858  SH                   1              19858

ASK JEEVES INC             COM       045174109         25295     674710  SH                   1             674710

AQUANTIVE INC              COM       03839G105          7410     729374  SH                   1             729374

ECHOSTAR COMMUNICATIONS    CL A      278762109         20799     592572  SH                   1             592572

FOX ENTMT GROUP INC        CL A      35138T107          8366     287093  SH                   1             287093

INFOSPACE INC              COM NEW   45678T201          3931     109173  SH                   1             109173

LAMAR ADVERTISING CO       CL A      512815101          6890     166858  SH                   1             166858

MERCURY INTERACTIVE CORP   COM       589405109          1746      40811  SH                   1              40811

MONSTER WORLWIDE INC       COM       611742107         19624     762088  SH                   1             762088

NETEASE COM INC            SPONSORED 64110W102         17521     389366  SH                   1             389366
                           ADR

NEWS CORP LTD              ADR NEW   652487703           956      26734  SH                   1              26734

NEXTEL COMMUNICATIONS INC  CL A      65332V103          1161      45026  SH                   1              45026

NEXTEL PARTNERS INC        CL A      65333F107          1957     120630  SH                   1             120630

NII HLDGS INC              CL B NEW  62913F201          8090     250703  SH                   1             250703

NOVELL INC                 COM       670006105          1180     141273  SH                   1             141273

OMNIVISION TECHNOLOGIES
 INC                       COM       682128103          2098     121479  SH                   1             121479

ORACLE CORPORATION         COM       68389X105         16250    1334172  SH                   1            1334172

OVERSTOCK.COM INC DEL      COM       690370101           569      17076  SH                   1              17076

PIXAR                      COM       725811103          4691      69519  SH                   1              69519

POWERWAVE TECHNOLOGIES     COM       739363109          4710     604600  SH                   1             604600

PRICELINE COM INC          COM NEW   741503403         10536     425166  SH                   1             425166

REGAL ENTMT GROUP          CL A      758766109          5886     266563  SH                   1             266563

SIEBEL SYS INC             COM       826170102           705      64464  SH                   1              64464

SPRINT CORP            COM FON GROUP 852061100         21702    1213769  SH                   1            1213769

TELESYSTEM INTL WIRELESS
 INC                       COM NEW   879946606           381      39147  SH                   1              39147

UBIQUITEL INC              COM       903474302           796     186747  SH                   1             186747

VIACOM INC                 CL A      925524100         15919     418909  SH                   1             418909

WESTERN WIRELESS CORP      CL A      95988E204          6792     279975  SH                   1             279975

YAHOO INC                  COM       984332106         17516     513369  SH                   1             513369
